SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation on Straight-line Basis Over Useful Life of Assets) (Details)	12 Months Ended
Dec. 31, 2019
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	6 - 15
Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	7 - 15
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	33
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	Leasehold improvements are depreciated on a straight line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.